Assets and Disposal Groups Held For Sale - Assets Held For Sale (Details) - Held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Buildings and structures	¥ 0	¥ 98
Land	0	65
Investments accounted for using the equity method	450	18
Total assets	¥ 450	¥ 181